AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	APPAREL — 1.0%
8,277	NIKE, Inc. - Class B	$1,032,142
	BANKS — 0.8%
21,268	Bank of New York Mellon Corp.	894,532
	BUILDING MATERIALS — 0.9%
25,188	Carrier Global Corp.	963,945
	CHEMICALS — 3.1%
4,784	Air Products and Chemicals, Inc.	1,119,791
6,414	Ecolab, Inc.	1,086,147
8,471	PPG Industries, Inc.	1,084,203
		3,290,141
	COMMERCIAL SERVICES — 4.9%
5,530	Automatic Data Processing, Inc.	1,206,535
8,864	Block, Inc.*	882,323
3,508	Moody's Corp.	1,110,212
10,100	PayPal Holdings, Inc.*	888,093
3,012	S&P Global, Inc.	1,134,018
		5,221,181
	COMPUTERS — 6.4%
3,577	Accenture PLC - Class A1	1,074,388
6,847	Apple, Inc.	1,079,429
13,123	Cognizant Technology Solutions Corp. - Class A	1,061,651
5,791	Crowdstrike Holdings, Inc. - Class A*	1,151,019
32,901	HP, Inc.	1,205,164
9,229	International Business Machines Corp.	1,220,166
		6,791,817
	COSMETICS/PERSONAL CARE — 0.9%
3,812	Estee Lauder Cos., Inc. - Class A	1,006,597
	DISTRIBUTION/WHOLESALE — 2.3%
21,969	Fastenal Co.	1,215,105
2,369	W.W. Grainger, Inc.	1,184,571
		2,399,676
	DIVERSIFIED FINANCIAL SERVICES — 8.6%
5,812	American Express Co.	1,015,414
3,774	Ameriprise Financial, Inc.	1,001,959
1,520	BlackRock, Inc.	949,514
13,387	Charles Schwab Corp.	887,960
4,781	CME Group, Inc.	1,048,664

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
8,822	Intercontinental Exchange, Inc.	$1,021,676
3,134	Mastercard, Inc. - Class A	1,138,833
7,818	T. Rowe Price Group, Inc.	961,927
5,231	Visa, Inc. - Class A	1,114,883
		9,140,830
	ELECTRONICS — 0.9%
7,935	TE Connectivity Ltd.[1]	990,129
	ENERGY-ALTERNATE SOURCES — 0.8%
41,437	Sunrun, Inc.*	827,911
	FOOD — 2.2%
16,766	General Mills, Inc.	1,185,859
12,976	Sysco Corp.	1,109,189
		2,295,048
	HAND/MACHINE TOOLS — 0.8%
6,948	Stanley Black & Decker, Inc.	834,802
	HEALTHCARE-PRODUCTS — 5.0%
9,374	Abbott Laboratories	1,063,949
3,894	Intuitive Surgical, Inc.*	931,834
10,766	Medtronic PLC[1]	1,123,540
4,293	Stryker Corp.	1,035,729
2,078	Thermo Fisher Scientific, Inc.	1,148,968
		5,304,020
	HEALTHCARE-SERVICES — 1.9%
13,684	Centene Corp.*	1,102,246
4,513	HCA Healthcare, Inc.	968,264
		2,070,510
	HOUSEHOLD PRODUCTS/WARES — 2.2%
11,552	Church & Dwight Co., Inc.	1,127,013
8,684	Kimberly-Clark Corp.	1,205,600
		2,332,613
	INSURANCE — 3.2%
3,870	Aon PLC - Class A1	1,114,521
5,549	Chubb Ltd.[1]	1,145,591
7,275	Marsh & McLennan Cos., Inc.	1,176,368
		3,436,480

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET — 3.2%
418	Alphabet, Inc. - Class A*	$953,955
2,869	Netflix, Inc.*	546,143
1,902	Palo Alto Networks, Inc.*	1,067,555
28,303	Snap, Inc. - Class A*	805,503
		3,373,156
	IRON/STEEL — 1.2%
8,589	Nucor Corp.	1,329,405
	LODGING — 1.1%
6,644	Marriott International, Inc. - Class A*	1,179,443
	MEDIA — 1.0%
7,617	Walt Disney Co.*	850,286
11,546	Warner Bros Discovery, Inc.*	209,560
		1,059,846
	MISCELLANEOUS MANUFACTURING — 1.0%
7,341	Trane Technologies PLC[1]	1,026,932
	PHARMACEUTICALS — 10.3%
7,928	AmerisourceBergen Corp.	1,199,427
4,168	Becton, Dickinson and Co.	1,030,288
16,464	Bristol-Myers Squibb Co.	1,239,245
4,755	Cigna Corp.	1,173,439
4,521	Eli Lilly & Co.	1,320,720
832	Embecta Corp.*	25,318
6,872	Johnson & Johnson	1,240,121
4,109	McKesson Corp.	1,272,187
14,761	Merck & Co., Inc.	1,309,153
24,079	Pfizer, Inc.	1,181,557
		10,991,455
	REITS — 3.2%
1,590	Equinix, Inc.*	1,143,337
7,752	Prologis, Inc.*	1,242,568
8,215	Simon Property Group, Inc.*	969,370
		3,355,275
	RETAIL — 6.0%
11,698	Best Buy Co., Inc.	1,052,001
1,738	O'Reilly Automotive, Inc.*	1,054,184
12,367	Ross Stores, Inc.	1,233,856
12,315	Starbucks Corp.	919,192
17,102	TJX Cos., Inc.	1,048,010

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
24,523	Walgreens Boots Alliance, Inc.	$1,039,775
		6,347,018
	SEMICONDUCTORS — 8.2%
9,163	Advanced Micro Devices, Inc.*	783,620
7,050	Analog Devices, Inc.	1,088,379
23,699	Intel Corp.	1,033,039
16,543	Marvell Technology, Inc.	960,818
16,071	Microchip Technology, Inc.	1,047,829
12,723	Micron Technology, Inc.	867,581
4,635	NVIDIA Corp.	859,654
6,576	QUALCOMM, Inc.	918,601
6,650	Texas Instruments, Inc.	1,132,163
		8,691,684
	SOFTWARE — 13.8%
2,419	Adobe, Inc.*	957,803
5,130	Autodesk, Inc.*	971,006
7,468	Cadence Design Systems, Inc.*	1,126,548
8,688	Electronic Arts, Inc.	1,025,618
11,872	Fidelity National Information Services, Inc.	1,177,109
11,576	Fiserv, Inc.*	1,133,522
2,383	Intuit, Inc.	997,881
3,780	Microsoft Corp.	1,049,026
14,876	Oracle Corp.	1,091,899
9,496	Paychex, Inc.	1,203,428
5,370	Salesforce, Inc.*	944,798
1,949	ServiceNow, Inc.*	931,817
3,622	Synopsys, Inc.*	1,038,753
4,936	Workday, Inc. - Class A*	1,020,271
		14,669,479
	TELECOMMUNICATIONS — 1.8%
47,729	AT&T, Inc.	900,169
20,270	Cisco Systems, Inc.	992,825
		1,892,994
	TOYS/GAMES/HOBBIES — 1.0%
11,647	Hasbro, Inc.	1,025,635
	TRANSPORTATION — 0.9%
5,373	United Parcel Service, Inc. - Class B	967,033

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.1%
7,479	American Water Works Co., Inc.	$1,152,364
	TOTAL COMMON STOCKS
	(Cost $114,210,861)	105,894,093
	TOTAL INVESTMENTS — 99.7%
	(Cost $114,210,861)	105,894,093
	Other Assets in Excess of Liabilities — 0.3%	276,670
	TOTAL NET ASSETS — 100.0%	$106,170,763

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.